Other provisions, other current liabilities and other non-current liabilities	12 Months Ended
Dec. 31, 2023
Other provisions, other current liabilities and other non-current liabilities
Other provisions, other current liabilities and other non-current liabilities
—
Note 13
Other provisions, other current liabilities and other non-current liabilities
Other provisions consisted of the

following:
December 31, ($ in millions) 2023 2022
Contract-related provisions

523 615
Restructuring and restructuring-related

provisions

187 145
Provision for insurance-related

reserves

183 171
Provisions for contractual

penalties and compliance

and litigation matters

88 49
Other

220 191
Total 1,201 1,171
Other current liabilities consisted

of the following:
December 31, ($ in millions) 2023 2022
Employee-related liabilities

1,566 1,490
Accrued expenses 788 872
Income taxes payable

and other income

tax related liabilities
668 391
Non-trade payables 631 681
Accrued customer rebates 514 315
Other tax liabilities 360 285
Derivative liabilities (see Note

6)

230 121
Accrued interest 105 38
Other

184 262
Total 5,046 4,455
Other non
‑
current liabilities consisted

of the following:
December 31, ($ in millions) 2023 2022
Income tax related liabilities

813 1,287
Derivative liabilities (see Note

6)

246 367
Provisions for contractual

penalties and compliance

and litigation matters

160 67
Other

329 384
Total 1,548 2,105